FINANCIAL RISK MANAGEMENT - Credit risk (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Credit risk
Credit risk exposure
Total financial assets	$ 56,134
Credit risk | Due
Credit risk exposure
Total financial assets	12,604
Credit risk | Not due
Credit risk exposure
Total financial assets	43,530
Cash and cash equivalent | Credit risk
Credit risk exposure
Total financial assets	19,849
Cash and cash equivalent | Credit risk | Not due
Credit risk exposure
Total financial assets	19,849
Investments | Credit risk
Credit risk exposure
Total financial assets	10,786
Investments | Credit risk | Not due
Credit risk exposure
Total financial assets	10,786
Trade receivables, net | Credit risk
Credit risk exposure
Total financial assets	22,626
Trade receivables, net | Credit risk | Due
Credit risk exposure
Total financial assets	12,578
Trade receivables, net | Credit risk | Not due
Credit risk exposure
Total financial assets	10,048
Other receivables, net | Credit risk
Credit risk exposure
Total financial assets	2,873
Other receivables, net | Credit risk | Due
Credit risk exposure
Total financial assets	26
Other receivables, net | Credit risk | Not due
Credit risk exposure
Total financial assets	2,847
Trade receivables
Credit risk exposure
Overdue balances not covered by the allowance for doubtful accounts	$ 12,578	$ 14,576